Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of nonvested shares
	Number of shares	Weighted average grant date value
Nonvested as of December 31, 2020	-	-
Granted	1,000,000	$1,330,000
Vested	-	-
Nonvested as of December 31, 2021	1,000,000	$1,330,000